Note 9 - Related Party Balance	12 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
9.	Related party balance

The following table shows the balance of related party:

	As of June 30,
	2024	2025
	US$	US$

Hywin Enterprise Management Consulting (Shanghai) Co., Ltd.* (“Hywin Enterprise”)	9,518	-
Total due to related party	9,518	-

* The Company’s previously combined subsidiary in the PRC recorded as intercompany balances.

During the year ended 30, June 2025, Hywin Enterprise passed a shareholder resolution to irrevocably, without recourse, waive all outstanding balance due and was deemed as a capital injection into Santech Global BVI Limited.